Amounts Due from/to Ultimate Holding Company	12 Months Ended
Dec. 31, 2017
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Amounts Due from/to Ultimate Holding Company
26	AMOUNTS DUE FROM/TO ULTIMATE HOLDING COMPANY

Amount due from ultimate holding company is unsecured, interest free, repayable on demand and arising in the ordinary course of business.

As of December 31, 2017, amount due to ultimate holding company comprises the short-term deposits of CMCC and its subsidiaries (“CMCC Group”) in China Mobile Finance amounting to RMB8,611,000,000 (2016: RMB5,552,000,000) and the corresponding interest payable arising from the deposits. The deposits are unsecured and carry interest at prevailing market rate.